Pension and Other Employee Obligations - Sensitivity of Defined Benefit Obligation to a Change in Each Significant Actuarial Assumption (Parenthetical) (Detail)	Mar. 31, 2019
Discount rate [member] | India [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1.00%
Decrease in assumption	1.00%
Discount rate [member] | Philippines [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1.00%
Decrease in assumption	1.00%
Discount rate [member] | Sri Lanka [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1.00%
Decrease in assumption	1.00%
Salary escalation [member] | India [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1.00%
Decrease in assumption	1.00%
Salary escalation [member] | Philippines [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1.00%
Decrease in assumption	1.00%
Salary escalation [member] | Sri Lanka [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	1.00%
Decrease in assumption	1.00%